Statutory Prospectus Supplement dated September 19, 2019

The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Real Estate Fund

This supplement amends the Statutory Prospectuses of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statutory Prospectuses and retain it for future reference.

Effective on or about November 18, 2019, the following changes are made to the prospectuses:

Barings LLC (“Barings”) will no longer serve as the Fund’s sub-adviser. All references to Barings are hereby removed from the Statutory Prospectuses.

The following information replaces in its entirety the third paragraph appearing under the heading “FUND SUMMARY - Principal Investment Strategies of the Fund” in the prospectuses:

“Top-Down Analysis: Invesco Advisers, Inc. (Invesco or the Adviser) and Invesco Asset Management Limited (the Sub-Adviser) have in-house real estate specialists who can provide field observations regarding local, regional and national real estate trends and fundamentals in support of the top-down analysis. The portfolio managers have access to comprehensive property databases that track the real estate markets by property type, geographic metro area and company portfolio. This allows the portfolio managers to use proprietary models to analyze markets at various levels, including Standard Industrial Classification code, zip code and Metropolitan Statistical Area, resulting in comprehensive industry databases.”

The following information replaces in its entirety the information appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectuses:

“Investment Adviser: Invesco Advisers, Inc.

Investment Sub-Adviser: Invesco Asset Management Limited

Portfolio Managers	Title	Length of Service on the Fund
Paul Curbo	Portfolio Manager (co-lead)	2019
Grant Jackson	Portfolio Manager (co-lead)	2019
Mark Blackburn	Portfolio Manager	2019
James Cowen	Portfolio Manager	2019
Joe Rodriguez, Jr.	Portfolio Manager	2019
Darin Turner	Portfolio Manager	2019
Ping-Ying Wang	Portfolio Manager	2019”

The following information replaces in its entirety the second paragraph appearing under the heading “FUND MANAGEMENT – The Adviser(s)” in the prospectuses:

“Sub-Advisers: Invesco Asset Management Limited (Invesco Asset Management) serves as the Fund’s investment sub-adviser. Invesco Asset Management, an affiliate of the Adviser, is located at Perpetual Park, Perpetual Park Drive, Henley-on-Thames, Oxfordshire, RG9 1HH, United Kingdom. Invesco Asset Management has been managing assets on behalf of consumers, institutional clients and institutional professionals through a broad product range, including investment companies with variable capital, investment trusts, individual savings accounts, pension funds, offshore funds and other specialist mandates since 1969, the year Invesco Asset Management was incorporated. Invesco Asset Management provides portfolio management services to the Fund.”

O-REA-SUP 091919

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectuses:

“Investment management decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Paul Curbo (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.

•	Grant Jackson (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2005.

•	Mark Blackburn, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.

•

James Cowen, Portfolio Manager, who has been responsible for the Fund since 2019. He has been a member of Invesco’s Listed Real Assets Team since 2001 and has been associated with Invesco Asset Management and/or its affiliates since 2001.

•	Joe Rodriguez, Jr., Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1990.

•	Darin Turner, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 2005.

•	Ping-Ying Wang, Portfolio Manager, who has been responsible for the Fund since 2019 and has been associated with Invesco and/or its affiliates since 1998.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The website is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

O-REA-SUP 091919

Statement of Additional Information Supplement dated September 19, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Real Estate Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

Effective on or about November 18, 2019, the following changes are made to the Statement of Additional Information:

Barings LLC (“Barings”) will no longer serve as the Fund’s sub-adviser. All references to Barings are hereby removed from the Statement of Additional Information.

The following information replaces the tables appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” and “– Assets Managed” in Appendix H in the Statement of Additional Information:

“Investments

The following information is as of August 31, 2019 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Oppenheimer Real Estate Fund
Paul Curbo[1]	None
Grant Jackson[1]	None
Mark Blackburn[1]	None
James Cowen1,[2]	None
Joe Rodriguez, Jr.[1]	None
Darin Turner[1]	None
Ping-Ying Wang[1]	None”

“Assets Managed

The following information is as of August 31, 2019 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Oppenheimer Real Estate Fund
Paul Curbo[1]	10	$5,307.0	2	$1,021.9	28	$8,814.9

[1]	The portfolio managers will begin serving on the Fund effective November 18, 2019.
[2]	Shares of the Fund are not sold in the United Kingdom, where the portfolio manager is domiciled. Accordingly, the portfolio manager may not invest in the Fund.

O-ACST-SOAI 0430 SUP 091919

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Grant Jackson[1]	10	$5,307.0	2	$1,021.9	28	$8,814.9
Mark Blackburn[1]	10	$5,307.0	2	$1,021.9	28	$8,814.9
James Cowen[1]	9	$5,216.7	2	$1,021.9	28	$8,814.9
Joe Rodriguez, Jr.[1]	10	$5,307.0	2	$1,021.9	28	$8,814.9
Darin Turner[1]	10	$5,307.0	2	$1,021.9	28	$8,814.9
Ping-Ying Wang[1]	10	$5,307.0	2	$1,021.9	28	$8,814.9”

O-ACST-SOAI 0430 SUP 091919